Options Activity Under Option Plan (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balances, Beginning	43,314,728		41,020,888
Granted	18,511,572	15,244,944	12,707,000	14,333,676
Exercised	(5,638,830)		(8,931,876)
Forfeited or expired	(1,599,656)		(1,481,284)
Balances, Ending	54,587,814	41,020,888	43,314,728
Balances, Beginning	$ 0.94		$ 0.3
Granted	$ 5.91	$ 0.60	$ 2.44	$ 0.18
Exercised	$ 0.53		$ 0.19
Forfeited or expired	$ 2.41		$ 0.48
Balances, Ending	$ 2.63	$ 0.3	$ 0.94
Stock Options Issued and Outstanding, Vested Options	20,138,530		15,502,936
Stock Options Issued and Outstanding, Options Vested and Expected to Vest	51,863,779		41,451,548
Weighted Average Remaining Contractual Life, Options Outstanding	8 years 1 month 28 days		8 years 26 days
Weighted Average Remaining Contractual Life, Vested Options	6 years 10 months 2 days		6 years 11 months 5 days
Weighted Average Remaining Contractual Life, Options Vested and Expected to Vest	8 years 1 month 10 days		8 years 11 days
Weighted Average Exercise Price, Vested Options	$ 0.58		$ 0.24
Weighted Average Exercise Price, Options Vested and Expected to Vest	$ 2.53		$ 0.91